Reorganization in 2011 (Tables)	12 Months Ended
Dec. 31, 2013
Reorganization in 2011
Summary of total estimated consideration transferred, at fair value, for the acquisition

Consideration at fair value:	As of May 26, 2011

Cash paid	$1,000
Executive bonuses	6,303
Cash consideration paid upon completion of the share purchase agreement	5,250
Rights offering	90,000
Capitalization of Second Priority Old Notes	78,618

Fair value of total consideration transferred	$181,171

Summary of the revenues and net (loss) income as if the acquisition had occurred as of January 1, 2011

The following table presents the revenues and net (loss) income of Satmex as if the acquisition had occurred as of January 1, 2011:

	Revenues	Net loss
	Unaudited
Actual from May 26, 2011 to December 31, 2011 (Successor Registrant)	70,321	(18,882)

Supplemental pro forma from January 1, 2011 to December 31, 2011	120,585	(12,027)

Summary of the recognized amounts of identifiable assets, assumed liabilities and non-controlling interest, pushed-down and reflected in the financial information as of the Acquisition Date

Recognized amounts of identifiable assets acquired and liabilities assumed:	As of May 26, 2011

Satellite and equipment	$341,645
Intangible assets	86,835
Concessions	41,740
Deferred financing cost	18,247
Financial assets, net of financial liabilities	56,159
Deferred income taxes	(10,346)
Deferred revenue	(35,956)
First Priority Old Notes	(238,237)
Assets held for sale, net	19,058
Total identifiable net assets	279,145

Non-controlling interest (1)	(3,486)
Bargain purchase	(94,488)

$181,171

All assets and liabilities acquired have been measured at fair value.

(1)                      The fair value of the non-controlling interest in Enlaces, a private entity, was estimated by applying the income approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include a discount rate of 12.30%, a terminal value based on terminal earnings before interest, taxes, depreciation, and amortization, and financial multiples of entities deemed to be similar to Enlaces between 5x and 6x.